BUSINESS ACQUISITIONS (Details) ¥ in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Business Acquisition [Line Items]
Total cash consideration transferred (net of cash acquired)		¥ 49,411
Gain recognized on remeasurement of previously held equity interest in acquiree	¥ 656,795	16,272
Goodwill recognized in these acquisitions	¥ 22,119	72,224	$ 3,426	¥ 22,121	$ 3,426
Several business combinations
Business Acquisition [Line Items]
Total cash consideration transferred (net of cash acquired)		49,411
Cash acquired		12,577
Fair value of existing equity interest		35,040
Gain recognized on remeasurement of previously held equity interest in acquiree		16,272
Purchase price allocated to the fair value of assets acquired		111,025
Purchase price allocated to the fair value of liabilities assumed		10,712
Purchase price allocated to the fair value of non-controlling		15,862
Goodwill recognized in these acquisitions		64,954
Several business combinations | Trade Name
Business Acquisition [Line Items]
Purchase price allocated to the fair value of intangible assets acquired		¥ 6,400
Amortization periods of intangible assets acquired (in years)		10 years
Several business combinations | Technology
Business Acquisition [Line Items]
Purchase price allocated to the fair value of intangible assets acquired		¥ 27,600
Amortization periods of intangible assets acquired (in years)		5 years